Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000023127 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023127 | 44951W106 | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023127 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023127 | B1W4V69 | Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023127 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023127 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023127 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023127 | 482480100 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023127 | 38059T106 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023127 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023127 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023127 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023127 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023127 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023127 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023127 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023127 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023127 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023127 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000023127 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000023126 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023126 | 44951W106 | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023126 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023126 | B1W4V69 | Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023126 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023126 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023126 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023126 | 482480100 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023126 | 38059T106 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023126 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023126 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023126 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023126 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023126 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023126 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023126 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023126 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023126 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023126 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000023126 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000127241 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127241 | 44951W106 | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127241 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127241 | B1W4V69 | Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127241 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127241 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127241 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127241 | 482480100 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127241 | 38059T106 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127241 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000127241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000127241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000023136 | United States Treasury Note, 4.875, 2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023136 | Freddie Mac Pool, 5.5, 2055-02-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | HP, Inc., 6, 2041-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | UMBS Fannie Mae Pool, 5.5, 2055-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | Freddie Mac Pool, 5, 2055-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | Freddie Mac, 5.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | SPDR Bloomberg Barclays Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023136 | Freddie Mac, 3.5, 2052-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023136 | Royal Bank of Canada, 7.5, 2084-05-02
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023136 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023136 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023136 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023136 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	35.00%
C000023136 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	48.10%
C000169022 | United States Treasury Note, 4.875, 2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169022 | Freddie Mac Pool, 5.5, 2055-02-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | HP, Inc., 6, 2041-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | UMBS Fannie Mae Pool, 5.5, 2055-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | Freddie Mac Pool, 5, 2055-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | Freddie Mac, 5.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | SPDR Bloomberg Barclays Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169022 | Freddie Mac, 3.5, 2052-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169022 | Royal Bank of Canada, 7.5, 2084-05-02
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169022 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169022 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000169022 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169022 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	35.00%
C000169022 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	48.10%
C000023135 | United States Treasury Note, 4.875, 2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023135 | Freddie Mac Pool, 5.5, 2055-02-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | HP, Inc., 6, 2041-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | UMBS Fannie Mae Pool, 5.5, 2055-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | Freddie Mac Pool, 5, 2055-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | Freddie Mac, 5.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | SPDR Bloomberg Barclays Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023135 | Freddie Mac, 3.5, 2052-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023135 | Royal Bank of Canada, 7.5, 2084-05-02
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023135 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023135 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023135 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023135 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	35.00%
C000023135 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	48.10%
C000085545 | United States Treasury Note, 4.875, 2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085545 | Freddie Mac Pool, 5.5, 2055-02-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | HP, Inc., 6, 2041-09-15
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | UMBS Fannie Mae Pool, 5.5, 2055-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | Freddie Mac Pool, 5, 2055-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | Freddie Mac, 5.5, 2053-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | SPDR Bloomberg Barclays Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085545 | Freddie Mac, 3.5, 2052-03-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085545 | Royal Bank of Canada, 7.5, 2084-05-02
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085545 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	2.60%
C000085545 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000085545 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000085545 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	35.00%
C000085545 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	48.10%
C000023132 | United States Treasury Note/Bond, 4.375, 2028-11-30
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023132 | Caterpillar Financial Services Corp., 4.4, 2028-03-03
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023132 | McDonald's Corp., 5, 2029-05-17
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023132 | NSTAR Electric Co., 4.85, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023132 | Mars, Inc., 4.8, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023132 | HSBC Holdings PLC, 5.544, 2030-11-19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023132 | Federal Farm Credit Banks Funding Corp., 5.93, 2045-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023132 | Goldman Sachs Group, Inc. (The), 4.51, 2027-10-21
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023132 | JPMorgan Chase & Co., 4.83, 2027-04-22
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023132 | ING Groep NV, 4.91, 2027-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023132 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023132 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023132 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	47.60%
C000023132 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.60%
C000023131 | United States Treasury Note/Bond, 4.375, 2028-11-30
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023131 | Caterpillar Financial Services Corp., 4.4, 2028-03-03
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023131 | McDonald's Corp., 5, 2029-05-17
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023131 | NSTAR Electric Co., 4.85, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023131 | Mars, Inc., 4.8, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023131 | HSBC Holdings PLC, 5.544, 2030-11-19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023131 | Federal Farm Credit Banks Funding Corp., 5.93, 2045-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023131 | Goldman Sachs Group, Inc. (The), 4.51, 2027-10-21
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023131 | JPMorgan Chase & Co., 4.83, 2027-04-22
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023131 | ING Groep NV, 4.91, 2027-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023131 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023131 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023131 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	47.60%
C000023131 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.60%
C000127242 | United States Treasury Note/Bond, 4.375, 2028-11-30
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127242 | Caterpillar Financial Services Corp., 4.4, 2028-03-03
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127242 | McDonald's Corp., 5, 2029-05-17
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127242 | NSTAR Electric Co., 4.85, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127242 | Mars, Inc., 4.8, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127242 | HSBC Holdings PLC, 5.544, 2030-11-19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127242 | Federal Farm Credit Banks Funding Corp., 5.93, 2045-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127242 | Goldman Sachs Group, Inc. (The), 4.51, 2027-10-21
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127242 | JPMorgan Chase & Co., 4.83, 2027-04-22
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127242 | ING Groep NV, 4.91, 2027-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127242 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000127242 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000127242 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	47.60%
C000127242 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	39.60%
C000169010 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169010 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169010 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169010 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169010 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169010 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169010 | 00108J109 | ACM Research, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169010 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169010 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169010 | 008073108 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169010 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169010 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169010 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169010 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169010 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169010 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169010 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000169010 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000169010 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000169010 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000169012 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169012 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169012 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169012 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169012 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169012 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169012 | 00108J109 | ACM Research, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169012 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169012 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169012 | 008073108 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169012 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169012 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169012 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169012 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169012 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169012 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169012 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000169012 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000169012 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000169012 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000169013 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169013 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169013 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169013 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169013 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169013 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169013 | 00108J109 | ACM Research, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169013 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169013 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169013 | 008073108 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169013 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169013 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169013 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169013 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169013 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169013 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169013 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000169013 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000169013 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000169013 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%